Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Emerging Markets Growth Fund, Inc.
Entity Central Index Key	0000794458
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Emerging Markets Growth Fund Class M
Shareholder Report [Line Items]
Fund Name	Emerging Markets Growth Fund
Class Name	Class M
Trading Symbol	EMRGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Growth Fund for the period from July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/EMGF-M . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/EMGF-M
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class M shares gained 2.60% for the year ended June 30, 2024. That result compares with a 13.56% gain for the MSCI Emerging Markets IMI Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/EMGF-M
.
What factors influenced results
Emerging markets advanced during the fund’s fiscal year but rose less than other global economies as China’s rate of economic growth remained a source of concern, the U.S. dollar gained strength and the U.S. Federal Reserve did not lower rates as expected. On an absolute basis, equity markets in India and Taiwan provided strong returns.
Growth in emerging economies was mixed for much of the fund’s fiscal year. India led the way, boosted by rising infrastructure investment, while Southeast Asian countries benefited from stable demand for manufactured goods. China’s economy was helped by rising exports but domestic spending was tepid due to a weak property market. And despite aggressive interest rate cuts, Brazil’s economy struggled.
From a geographic perspective, equities based in China and Brazil weighed on returns, particularly in the health care and financials sectors. The fund’s holdings in information technology, consumer staples, consumer discretionary and financials saw returns surpassing those of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Emerging Markets Growth Fund — Class M*	2.60%	1.63%	2.28%
MSCI Emerging Markets IMI Index †	13.56	3.93	3.09
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market
index
shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,373,000,000
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$1,373
Total number of portfolio holdings	150
Total advisory fees paid (in millions)	$9
Portfolio turnover rate	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Emerging Markets Growth Fund Class F-3
Shareholder Report [Line Items]
Fund Name	Emerging Markets Growth Fund
Class Name	Class F-3
Trading Symbol	EMGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Growth Fund for the period from July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/EMGF-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/EMGF-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$72	0.71%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 2.42% for the year ended June 30, 2024. That result compares with a 13.56% gain for the MSCI Emerging Markets IMI Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/EMGF-F3
.
What factors influenced results
Emerging markets advanced during the fund’s fiscal year but rose less than other global economies as China’s rate of economic growth remained a source of concern, the U.S. dollar gained strength and the U.S. Federal Reserve did not lower rates as expected. On an absolute basis, equity markets in India and Taiwan provided strong returns.
Growth in emerging economies was mixed for much of the fund’s fiscal year. India led the way, boosted by rising infrastructure investment, while Southeast Asian countries benefited from stable demand for manufactured goods. China’s economy was helped by rising exports but domestic spending was tepid due to a weak property market. And despite aggressive interest rate cuts, Brazil’s economy struggled.
From a geographic perspective, equities based in China and Brazil weighed on returns, particularly in the health care and financials sectors. The fund’s holdings in information technology, consumer staples, consumer discretionary and financials saw returns surpassing those of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Emerging Markets Growth Fund — Class F-3 2	2.42%	1.55%	2.06%
MSCI Emerging Markets IMI Index 3	13.56	3.93	2.87
1
Class F-3 shares were first offered on September 1, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Sep. 01, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,373,000,000
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$1,373
Total number of portfolio holdings	150
Total advisory fees paid (in millions)	$9
Portfolio turnover rate	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Emerging Markets Growth Fund Class R-6
Shareholder Report [Line Items]
Fund Name	Emerging Markets Growth Fund
Class Name	Class R-6
Trading Symbol	REFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Growth Fund for the period from July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/EMGF-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/EMGF-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$72	0.71%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 2.40% for the year ended June 30, 2024. That result compares with a 13.56% gain for the MSCI Emerging Markets IMI Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/EMGF-R6
.
What factors influenced results
Emerging markets advanced during the fund’s fiscal year but rose less than other global economies as China’s rate of economic growth remained a source of concern, the U.S. dollar gained strength and the U.S. Federal Reserve did not lower rates as expected. On an absolute basis, equity markets in India and Taiwan provided strong returns.
Growth in emerging economies was mixed for much of the fund’s fiscal year. India led the way, boosted by rising infrastructure investment, while Southeast Asian countries benefited from stable demand for manufactured goods. China’s economy was helped by rising exports but domestic spending was tepid due to a weak property market. And despite aggressive interest rate cuts, Brazil’s economy struggled.
From a geographic perspective, equities based in China and Brazil weighed on returns, particularly in the health care and financials sectors. The fund’s holdings in information technology, consumer staples, consumer discretionary and financials saw returns surpassing those of the overall portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Emerging Markets Growth Fund — Class R-6 2	2.40%	1.52%	2.01%
MSCI Emerging Markets IMI Index 3	13.56	3.93	2.87
1
Class R-6 shares were first offered on September 1, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are
reinvested
. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Sep. 01, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,373,000,000
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 9,000,000
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$1,373
Total number of portfolio holdings	150
Total advisory fees paid (in millions)	$9
Portfolio turnover rate	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)